Average Annual Total Returns{- Fidelity Freedom® 2055 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-17 - Fidelity Freedom® 2055 Fund	Fidelity Freedom 2055 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2055 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2055 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2055 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2055 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2055 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2055 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2055 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2055 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1682 Past 1 year	F1682 Past 5 years	F1682 Past 10 years
Total	16.48%	13.96%	12.04%	13.03%	12.12%	10.53%	11.21%	10.75%	9.50%	28.71%	18.47%	16.55%	16.18%	13.97%	12.60%